Contingent Liabilities and Commitments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Contingent Liabilities And Commitments With Off-Balance Sheet Risk [Abstract]
Contingent Liabilities and Commitments with Off-Balance Sheet Risk

Note    P

Contingent Liabilities and Commitments with Off-Balance Sheet Risk

The Company and its subsidiaries, because of the nature of their business, are at all times subject to numerous legal actions, threatened or filed. Management presently believes that none of the legal proceedings to which it is a party are likely to have a materially adverse effect on the Company’s consolidated financial condition, or operating results or cash flows.

The Company’s subsidiary bank is party to financial instruments with off balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit, and limited partner equity commitments.

The subsidiary bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contract or notional amount of those instruments. The subsidiary bank uses the same credit policies in making commitments and standby letters of credit as they do for on balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The subsidiary bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, equipment, and commercial and residential real estate. Of the $118,887,000 in commitments to extend credit outstanding at December 31, 2012, $81,180,000 is secured by 1-4 family residential properties for individuals with approximately $16,868,000 at fixed interest rates ranging from 2.625 to 5.875%.

Standby letters of credit are conditional commitments issued by the subsidiary bank to guarantee the performance of a customer to a third party. These instruments have fixed termination dates and most end without being drawn; therefore, they do not represent a significant liquidity risk. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The subsidiary bank holds collateral supporting these commitments for which collateral is deemed necessary. The extent of collateral held for secured standby letters of credit at December 31, 2012 and 2011 amounted to $3,629,000 and $10,603,000 respectively.

Unfunded limited partner equity commitments at December 31, 2012 totaled $4,000,000 that the Company has committed to a small business investment company under the SBIC Act to be used to provide capital to small businesses.

	December 31
	2012	2011
	(In thousands)
Contract or Notional Amount
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$118,887	$106,209
Standby letters of credit and financial guarantees written:
Secured	2,509	2,513
Unsecured	8	9
Unfunded limited partner equity commitment	4,000	0

The Company’s subsidiary bank renewed its contract for outsourced data services on December 31, 2012 for a period of five years and six months, which requires a minimum payment for early termination without cause as follows:

Year End	(in thousands)

2012	$13,464
2013	11,016
2014	8,568
2015	6,120
2016	3,672